Note 21 - Other Supplemental Information	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Additional Financial Information Disclosure [Text Block]

21.         Other supplemental information

	Year ended December 31,
	2024	2023

Cash payments made during the year
Income tax, net of refunds	$70,345	$118,175
Interest	89,926	96,203

Non-cash financing activities
Dividends declared but not paid	7,592	7,132